Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Tax contingencies payable to former shareholders			$ 899
Aggregate amount claimed against company	$ 113,285
Extraordinary benefit		$ 1,083
Commitments for the purchase of property, plant and equipment	2,588	726
Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	65,338
Litigation amount	13,728	$ 10,721	$ 7,342
Value Added Tax | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	9,695
Tax Credits | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	37,539
Federal Taxes | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	5,214
Liabilities of amortization of goodwill of business acquisition | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	9,601
Operations Of Third Party | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	2,714
Exclusion of ICMS (VAT) | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 575